Note 24 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
(In number of shares)	Note	2018	2017	2016

Issued shares at beginning of year	23	10,603,153	52,787,428	52,078,908
Share consolidation		—	(42,135,492)	(41,663,126)
Issued shares post consolidation		10,603,153	10,651,936	10,415,782
Weighted average shares repurchased		—	(60,978)	—
Weighted average shares issued		—	16,924	41,460
Weighted average number of shares at December 31		10,603,153	10,607,882	10,457,242
(In number of shares)	2018	2017	2016

Weighted average shares at December 31	10,603,153	10,607,882	10,457,242
Effect of dilutive options	698	9,622	23,449
Weighted average number of shares (diluted) at December 31	10,603,851	10,617,504	10,480,691
	2018	2017	2016
Profit/(loss) for the year attributable to owners of the Company (basic and diluted)	10,766	9,384	8,526
Blanket Mine Employee Trust Adjustment	(280)	(210)	(238)
Profit attributable to ordinary shareholders (basic and diluted)	10,486	9,174	8,288
Basic earnings per share - $	0.99	0.86	0.79
Diluted earnings per share - $	0.99	0.86	0.79